Investment Risks	Oct. 31, 2025
Disciplined U.S. Value Equity Portfolio | Dividend Paying Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Dividend Paying Security Risk: Income provided by the Portfolio may be affected by changes in the dividend policies of the companies in which the Portfolio invests and the capital resources available for such payments at such companies. Issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. Dividend paying securities can fall out of favor with the market, causing the Portfolio during such periods to underperform funds that do not focus on dividends.